DYNAMIC INTERNATIONAL OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 80.8%
	EQUITY - 80.8%
55,200	Franklin FTSE Australia ETF(a)	$ 1,482,164
100,730	Franklin FTSE Brazil ETF	1,694,601
109,899	Franklin FTSE Canada ETF	3,381,592
122,989	Franklin FTSE China ETF	2,416,734
120,789	Franklin FTSE Germany ETF(a)	2,668,229
64,394	Franklin FTSE Hong Kong ETF(a)	1,375,855
60,893	Franklin FTSE India ETF	1,687,643
195,978	Franklin FTSE Japan ETF	5,066,286
69,765	Franklin FTSE Russia ETF(a),(b),(c),(d)	698
64,970	Franklin FTSE South Korea ETF	1,365,669
160,500	Franklin FTSE Switzerland ETF(a)	5,012,672
68,020	Franklin FTSE Taiwan ETF	2,523,542
132,701	Franklin FTSE United Kingdom ETF	3,212,691
303,189	iShares China Large-Cap ETF	8,953,172
45,164	iShares MSCI Australia ETF	1,036,062
112,638	iShares MSCI Canada ETF	3,849,967
18,197	iShares MSCI Chile ETF	523,710
202,164	iShares MSCI France ETF	7,641,799
129,653	iShares MSCI Germany ETF	3,689,924
81,662	iShares MSCI India ETF(b)	3,214,216
41,794	iShares MSCI Indonesia ETF	983,413
26,900	iShares MSCI Italy ETF	818,567
80,898	iShares MSCI Japan ETF	4,747,904
22,695	iShares MSCI Malaysia ETF	503,148
26,613	iShares MSCI Mexico ETF	1,584,272
34,715	iShares MSCI New Zealand ETF	1,733,320
7,228	iShares MSCI Saudi Arabia ETF	279,940
22,707	iShares MSCI South Africa ETF	958,690
16,713	iShares MSCI South Korea ETF	1,023,170
60,880	iShares MSCI Switzerland ETF	2,759,082
20,189	iShares MSCI Thailand ETF	1,480,863
119,444	iShares MSCI United Kingdom ETF	3,853,263
	TOTAL EXCHANGE-TRADED FUNDS (Cost $82,005,830)	81,522,858

DYNAMIC INTERNATIONAL OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
SHORT-TERM INVESTMENT — 19.6%
MONEY MARKET FUND - 19.6%
19,819,622	First American Treasury Obligations Fund, Class X, 4.72% (Cost $19,819,622)(e)	$ 19,819,622

	TOTAL INVESTMENTS - 100.4% (Cost $101,825,452)	$ 101,342,480
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%	(448,064)
	NET ASSETS - 100.0%	$ 100,894,416

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International

(a)	Affiliated Company – Dynamic International Opportunity Fund holds in excess of 5% of outstanding voting securities of this security.
(b)	Non-income producing security.
(c)	Security is currently being valued according to fair value procedures approved by the Board of Trustees.
(d)	Restricted security.
(e)	Rate disclosed is the seven day effective yield as of March 31, 2023.

DYNAMIC U.S. OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.4%
	EQUITY - 78.4%
81,298	Communication Services Select Sector SPDR Fund	$ 4,712,845
78,657	Consumer Discretionary Select Sector SPDR Fund	11,762,368
101,615	Consumer Staples Select Sector SPDR Fund	7,591,657
97,578	Energy Select Sector SPDR Fund	8,082,386
444,404	Financial Select Sector SPDR Fund	14,287,589
111,955	Health Care Select Sector SPDR Fund	14,493,694
55,500	Industrial Select Sector SPDR Fund	5,615,490
49,167	iShares Russell 2000 Value ETF	6,736,862
35,430	Materials Select Sector SPDR Fund	2,857,784
176,888	Technology Select Sector SPDR Fund	26,711,857
60,848	Utilities Select Sector SPDR Fund	4,118,801
		106,971,333
	FIXED INCOME - 21.0%
33,700	Avantis Short-Term Fixed Income ETF	1,561,533
133,767	iShares 3-7 Year Treasury Bond ETF	15,737,688
149,150	iShares Floating Rate Bond ETF	7,515,669
59,342	Vanguard Long-Term Treasury ETF	3,887,494
		28,702,384

	TOTAL EXCHANGE-TRADED FUNDS (Cost $120,924,981)	135,673,717

	SHORT-TERM INVESTMENT — 2.5%
	MONEY MARKET FUND - 2.5%
3,423,784	First American Treasury Obligations Fund, Class X, 4.72% (Cost $3,423,784)(a)	3,423,784

	TOTAL INVESTMENTS - 101.9% (Cost $124,348,765)	$ 139,097,501
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.9)%	(2,529,614)
	NET ASSETS - 100.0%	$ 136,567,887

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of March 31, 2023.